ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Doubtful Accounts Activity

The Group’s accounts receivable is net of the allowance for doubtful accounts. The allowance for doubtful accounts activity is as follows:

	As of December 31,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
Beginning balance	1,462	89,088	14,716
Provision for doubtful debt	87,626	28,562	4,718

Ending balance	89,088	117,650	19,434